Revenue (Details) - USD ($) $ in Thousands	1 Months Ended	12 Months Ended
	Mar. 31, 2023	Dec. 31, 2024	Dec. 31, 2023	Dec. 31, 2022	Dec. 31, 2021
Revenue (Details) [Line Items]
Amortization expense				$ 43,300	$ 45,700
Revenue recognized				31,400	30,500
Variable consideration				0	0
Potential amount				8,100	7,800
Changes in contract price				11,100
Estimated contract costs					11,700
Contract anticipated percentage	100.00%
Other current liabilities				$ 15,178	3,292
Remaining performance obligations description				the aggregate amount of the transaction price allocated to remaining fixed price performance obligations was $101.4 million. The Company expects to recognize revenue on approximately 80-85% of the remaining performance obligations over the next 12 months, 15-20% recognized in 2024 and the remaining thereafter. Remaining performance obligations do not include variable consideration that was determined to be constrained as of December 31, 2022.
Contract [Member]
Revenue (Details) [Line Items]
Other current liabilities				$ 400	$ 3,900
First Contract [Member]
Revenue (Details) [Line Items]
Contract percentage				96.00%	83.00%
Second Contract [Member]
Revenue (Details) [Line Items]
Variable consideration				$ 0
Potential amount				$ 8,400	$ 8,400
Contract percentage				32.50%	4.00%
Contract anticipated percentage		100.00%	85.00%
Estimated contract losses				$ 9,900	$ 18,500
Third Contract [Member]
Revenue (Details) [Line Items]
Loss on contracts					$ 0
Estimated contract costs				$ 6,000
Contract percentage					69.10%
Contract anticipated percentage				100.00%
Estimated contract losses				$ 1,900
Cumulative Favorable [Member]
Revenue (Details) [Line Items]
Loss on contracts				9,300
Cumulative Unfavorable Changes [Member]
Revenue (Details) [Line Items]
Loss on contracts					$ 31,500
Favorable [Member]
Revenue (Details) [Line Items]
Estimated contract costs				$ 4,700
Unfavorable Changes [Member]
Revenue (Details) [Line Items]
Estimated contract costs					$ 19,300